Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 01, 2018	Dec. 15, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares			$ 221	$ 242
Recognition period for unrecognized cost for non-vested shares			9 months
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			122,102
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)			25,174	43,514	10,133
Granted (in shares)			84,000		51,520
Vested (in shares)			(71,607)	(18,340)	(17,606)
Forfeited (in shares)			(3,066)		(533)
Outstanding at end of year (in shares)			34,501	25,174	43,514
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)			$ 24.00	$ 25.05	$ 55.50
Granted (in dollars per share)			15.53		19.50
Vested (in dollars per share)			15.53	26.55	25.35
Forfeited (in dollars per share)			18.60		55.50
Outstanding at end of year (in dollars per share)			$ 16.35	$ 24.00	$ 25.05
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Vesting period		3 years
Number of Shares [Roll Forward]
Granted (in shares)		51,520
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)		$ 19.50
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)		18,320
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)		29,866
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)		3,334
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Vesting period	2 years
Number of Shares [Roll Forward]
Granted (in shares)	84,000
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)	$ 15.53
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)	38,334
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)	44,333
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)	1,333
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense			$ 1,281	$ 591	$ 604
Direct Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense			$ 21	$ 24	$ 20